LOANS AND BORROWINGS - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) d	Dec. 31, 2021 EUR (€) d	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Nov. 23, 2021 USD ($)	Nov. 23, 2021 EUR (€)	Oct. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Aug. 30, 2020 USD ($)
Loans And Borrowings [Line Items]
Discount rate on lease liabilities	6.45%				6.45%
Current borrowings	$ 14,258,000		$ 5,221,000
Notional amount			7,485,000
Finance cost	32,538,000		6,604,000	$ 3,622,000
Proceeds from the issuance of convertible notes net of cost	$ 309,550,000		$ 0	$ 0
Number of trading days | d	20	20
Number of consecutive trading days | d	30	30
Convertible notes
Loans And Borrowings [Line Items]
Debt instruments issued						$ 310,400,000	€ 275,923,374
Notional amount						320,000,000	284,457,087
Discount						$ 9,600,000	€ 8,533,713
Borrowings, interest rate						3.50%	3.50%
Current borrowings, allocated to the host contract	$ 157,050,222				€ 139,610,354
Current borrowings, allocated to the embedded derivative	152,500,000				135,561,580
Finance cost	849,778	€ 751,440
Proceeds from the issuance of convertible notes net of cost	$ 309,550,222	€ 275,171,934
Notional amount, amount to be converted | €					€ 1,000
Bottom of range
Loans And Borrowings [Line Items]
Lease term of contract	1 year	1 year
Lease term of renewal	3 years	3 years
Bottom of range | Convertible notes
Loans And Borrowings [Line Items]
Proportion of sale price to conversion price (in percent)	130.00%	130.00%
Proportion of trading price to sale price (in percent)	98.00%	98.00%
Proportion of redemption price to principal amount (in percent)	100.00%	100.00%
Top of range
Loans And Borrowings [Line Items]
Lease term of contract	15 years	15 years
Lease term of renewal	15 years	15 years
Kinetik loan
Loans And Borrowings [Line Items]
Current borrowings									$ 11,708,000
Loans received								$ 16,400,596
HBSC Bank
Loans And Borrowings [Line Items]
Current borrowings										$ 2,802,841